Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) lease	Dec. 31, 2022 GBP (£) lease
Leases [Abstract]
Expense relating to short-term leases for which recognition exemption has been used	£ 2	£ 1
Number of leases with variable lease payment terms | lease	517	401
Number of leases | lease	756	896
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 1,062	£ 1,087
Extension and termination options reasonably certain to be exercised	441	516
Gains arising from sale and leaseback transactions	£ 0	£ 88